DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details 4) - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Property plant and equipment		$ 1,518,000	$ 1,462,000
Accumulated depreciation	$ (1,804,000)	(1,175,000)	(1,118,000)
Net book value	642,000	343,000	344,000
Tenant Incentives [Member]
Property plant and equipment	145,000	145,000	145,000
Computer Equipment [Member]
Property plant and equipment	990,000	697,000	620,000
Office Machine & Equipment [Member]
Property plant and equipment	95,000	97,000	89,000
Furniture & Fixtures [Member]
Property plant and equipment	975,000	438,000	429,000
Leasehold Improvements [Member]
Property plant and equipment	235,000	135,000	173,000
Website Design [Member]
Property plant and equipment	6,000	6,000	6,000
United Kingdom [Member]
Property plant and equipment	378,000	361,000	394,000
Accumulated depreciation	(312,000)	(308,000)	(348,000)
Net book value	66,000	53,000	46,000
United Kingdom [Member] | Computer Equipment [Member]
Property plant and equipment	242,000	229,000
United Kingdom [Member] | Website Design [Member]
Property plant and equipment	0	0	0
United Kingdom [Member] | Office Machine & Equipment [Member]
Property plant and equipment	42,000	46,000	36,000
United Kingdom [Member] | Furniture & Fixtures [Member]
Property plant and equipment	82,000	86,000	79,000
United Kingdom [Member] | Leasehold Improvements [Member]
Property plant and equipment	12,000	0	119,000
United Kingdom [Member] | Tenant Incentives[Member]
Property plant and equipment	0	0	0
United States [Member]
Property plant and equipment		1,157,000	1,068,000
Accumulated depreciation		(867,000)	(770,000)
Net book value		290,000	298,000
United States [Member] | Website Design [Member]
Property plant and equipment	6,000	6,000	6,000
United States [Member] | Office Machine & Equipment [Member]
Property plant and equipment	53,000	51,000	53,000
United States [Member] | Furniture & Fixtures [Member]
Property plant and equipment	893,000	352,000	350,000
United States [Member] | Leasehold Improvements [Member]
Property plant and equipment	223,000	135,000	54,000
United States [Member] | Tenant Incentives[Member]
Property plant and equipment		145,000	145,000
United States [Member] | Computer Equipment [Member]
Property plant and equipment	$ 748,000	$ 468,000	$ 460,000